Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date
The final allocation of the purchase price to the assets acquired and the liabilities assumed on the acquisition date was as follows:

(Millions of yen)
Current assets	4,043
Intangible assets	8,955
Goodwill	28,826
Others	389

Assets acquired	42,213
Liabilities assumed	5,350

Net assets acquired	36,863